Summary of Significant Accounting Policies - Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	52,447,747	124,763	40,518,704	15,247,212
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive				9,725,520
Warrant [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	29,700,000	124,763	28,850,000	61,009
Stock options [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	6,952,734		9,881,842	5,414,848
Convertible Notes [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	15,789,474		1,764,706
Unvested restricted stock units [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	5,539		22,156	45,835